Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivable
Total trade accounts receivable	$ 4,269	$ 3,645
Total contract assets	451
Customer contract liability, current	1,600	83
Deferred revenue
Total deferred revenue	25	5
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	5
Semiconductors Segment
Trade accounts receivable
Total trade accounts receivable	3,283	3,645
Customer contract liability, current	4	83
Deferred revenue
Total deferred revenue	21	$ 5
ASIC Segment
Trade accounts receivable
Total trade accounts receivable	986
Total contract assets	451
Customer contract liability, current	1,596
Deferred revenue
Total deferred revenue	$ 4